Employee benefits and sharebased payments	12 Months Ended
Jun. 30, 2024
Employee benefits and sharebased payments
Employee benefits and share-based payments

31. Employee benefits and share-based payments

Incentive Plan

The Group has an equity incentive plan, created on September 30, 2011, which aims at certain selected employees, directors and top management IRSA and CRESUD (the “Participants”). Participation in the plan was  voluntary and employees were invited to participate by the Board.

Under the Incentive Plan, during the fiscal years 2011, 2012 and 2013 entitle the Participants to receive shares ("Contributions") of the Company and IRSA, based on a percentage of their annual bonus for the years 2011, 2012 and 2013, providing they remain as employees of the Company for at least five years, among other conditions, required to qualify such Contributions (except in case of disability or death, where there is no time limit). Contributions shall be held by IRSA and CRESUD, and as the conditions established by the Plan are verified, such contributions shall be transferred to the Participants only when the employees retire from the Company. In spite of this, the economic rights of the shares in the portfolio assigned to said participants will be received by them.

Regarding the shares to be delivered by Cresud to the employees of the company, and for the shares to be delivered by IRSA to Cresud employees, the Group accounts the active or passive position measured at the closing date of the financial statements.

During the fiscal years ended June 30, 2024, 2023 and 2022, the Group granted 0.40, 0.40 and 0.30 million shares, respectively, corresponding to the Participants’ Contributions.

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows:

	06.30.2024	06.30.2023	06.30.2022
At the beginning	3,214,409	3,583,343	3,881,150
Granted	(389,505)	(368,934)	(297,807)
At the end	2,824,904	3,214,409	3,583,343

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was ARS 23.5 per share of IRSA and ARS 16.45 per share of Cresud. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Defined contribution plan

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers from Argentina. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

(i)	ordinary retirement in accordance with applicable labor regulations;
(ii)	total or permanent incapacity or disability;
(iii)	death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years. Starting from July 1, 2023, contributions will only be made at 100% of the Basic Contributions.

On July 1, 2023, a new ILP plan came into effect, which covers certain key positions. This is a compensation plan in which participants are entitled to receive a defined contribution if the objectives set by the company for the next three fiscal years are achieved. To receive the contribution, beneficiaries are required to remain with the Company until the end of the program on June 30, 2026, and meet the objectives.

Contributions made by the Group under the Plan amount to ARS 1,949 and ARS 1,639 for the fiscal years ended June 30, 2024 and 2023, respectively.

Employee long-term incentive - Brasilagro

On October 2, 2017, the General Shareholders' Meeting approved the creation of the Long-Term Share-Based Incentive Plan ("ILPA Plan"), a compensation program in which participants are entitled to receive a number of issued shares by the company if the objectives defined in the agreement are achieved. The ILPA Plan was divided into 3 programs and requires beneficiaries to remain with the Company for a specified period (consolidation period), in addition to having cumulative key performance indicators ("KPls") that can define, increase or decrease the number of actions, classifying the result according to the 3 categories that make up the plan. The first compensation program ("ILPA 1") was approved by the Board of Directors on June 18, 2018 and ended during the year June 30, 2021. The accumulated expenses of the plan reached ARS 431 with compensation and ARS 301 in charges.

On May 6, 2021, the Board of Directors approved the terms of the second share-based compensation program ("ILPA 2"), giving continuity to the ILPA Plan, establishing the characteristics and general rules of the new plan, such as a maximum number of shares and the list of eligible employees, appointed by a designated committee and approved by the Board. The structure of the 2nd program is maintained in accordance with the basic guidelines of the ILPA Plan, which basically include the permanence of employees during the accrual period and the achievement of key performance indicators ("KPIs") accumulated between 1 July 2020 and June 30, 2024 (consolidation period).

The ILPA Plan falls within the scope of CPC 10 - Share-based Payment, as the Company receives services from participants and, in return, agrees to deliver its own shares if the conditions are met. The standard determines that benefits payable in shares must be measured at fair value on the benefit grant date, defined as June 30, 2024, and will not be remeasured (except in the case of a remeasurement event such as a change in plan terms), and the expense is recognized during the consolidation period. As of the date of these financial statements, ILPA 2 expenses totaled ARS 311.